GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Balance as of January 1	$ 125,809	$ 125,051
Balance as of December 31	152,303	125,809
Content IQ LLC [Member]
Goodwill [Line Items]
Acquisition	23,361
Pub Ocean [Member]
Goodwill [Line Items]
Acquisition	$ 3,133
Captain growth [Member]
Goodwill [Line Items]
Acquisition		$ 758